NOTE 1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
Nature of Operations

Nature of Operations

View Systems, Inc. (the “Company”) designs, develops and sells computer software and hardware used in conjunction with surveillance capabilities. The technology utilizes the compression and decompression of digital inputs. In March 2002, the Company acquired Milestone Technology, Inc., which has developed a concealed weapons detection portal. In July 2009, the Company acquired FiberXpress, Inc., which is a company that specializes in developing and selling equipment and components for the fiber optic and communication cable industries.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, FiberXpress, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing financial statements in accordance with accounting principles generally accepted in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from the estimates that were used.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. Management periodically reviews the open accounts and makes a determination as to the ultimate collectability of each account. Once it is determined that collection is in doubt the account is written off as a bad debt. In order to provide for accounts that may become uncollectible in the future, the Company has established an allowance for doubtful accounts. The balance of the allowance for doubtful accounts is based on management’s judgment and the Company’s prior experience with managing accounts receivable.

Revenue Recognition

Revenue Recognition

The Company has three main products, namely the concealed weapons detection system, the visual first responder system and the Viewmaxx digital video system. In all cases revenue is considered earned when the product is shipped to the customer, installed (if necessary) and accepted by the customer as a completed sale. The concealed weapons detection system and the digital video system each require installation and training. The customer can engage us for installation and training, which is a revenue source separate and apart from the sale of the product. In those cases revenue is recognized at the completion of the installation and training and acceptance by the customer. However, the customer can also self-install or can engage another firm to provide installation and training. Each product has an unconditional 30 day warranty, during which time the product can be returned for a complete refund. Customers can purchase extended warranties, which provide for replacement or repair of the unit beyond the period provided by the unconditional warranty. Warranties can be purchased for various periods but generally they are for one year period that begins after any other warranties expire. The revenue from warranties is recognized on a straight line bases over the period covered by the warranty. Prior to the issuance of financial statements management reviews any returns subsequent to the end of the accounting period which are from sales recognized during the accounting period, and makes appropriate adjustments as necessary. Product prices are fixed or determinable and products are only shipped when collectability is reasonably assured.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the last-in-first-out method (LIFO). As of September 30, 2013 the Company’s inventory consisted of assembled units as well as unassembled parts of products. As of December 31, 2012 the inventory consisted of assembled units as well as unassembled parts of products.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost and depreciated over their useful lives, using the straight-line and accelerated depreciation methods. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from the respective accounts, and the resulting gain or loss is included in the results of operations. The useful lives of property and equipment for purposes of computing depreciation are as follows:

Equipment 5-7 years

Software tools 3 years

Depreciation expense for the periods ended September 30, 2013 and 2012 amounted to $8,642 and $14,400, respectively.

Stock Options

Stock Options

Stock based compensation costs are determined at the grant date using the Black-Scholes option pricing model. The compensation expense is recognized on a straight-line basis over the vesting period.

Income Taxes

Income Taxes

Income taxes are recorded under the assets and liabilities method whereby deferred tax assets and liabilities are recognized for the future tax consequences, measured by enacted tax rates, attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carry forwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the rate change becomes effective. Valuation allowances are recorded for deferred tax assets when it is more likely than not that such deferred tax assets will not be realized.

The Company files income tax returns in the U.S. federal jurisdictions, and in various state jurisdictions. The Company is no longer subject to U.S. federal, state and local examinations by tax authorities for years prior to 2009. The Company’s policy is to recognize interest related to unrecognized tax benefits as income tax expense. The Company believes that it has appropriate support for the income tax positions it takes and expects to take on its tax returns, and that its accruals for tax liabilities are adequate for all open years based on an assessment of many factors including past experience and interpretations of tax law applied to the facts of each matter.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss available to common stockholder by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares and dilutive potential common share equivalents then outstanding. Potential common shares consist of shares issuable upon the exercise of stock options and warrants in addition to shares that may be issued in the event that convertible debt is exchanged for shares of common stock. The calculation of the net loss per share available to common stockholders for the periods ended September 30, 2013 and 2012 does not include potential shares of common stock equivalents, as their impact would be antidilutive.